UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 01403)

Exact name of registrant as specified in charter:	Putnam Global Equity Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

Item 1. Schedule of Investments:

Putnam Global Equity Fund
The fund's portfolio
1/31/08 (Unaudited)

COMMON STOCKS (99.9%)(a)
	Shares	Value

Aerospace and Defense (3.2%)
Lockheed Martin Corp. (S)	547,100	$59,043,032

Airlines (1.5%)
Air France-KLM (France)	178,068	4,948,992
Singapore Airlines, Ltd. (Singapore)	2,106,670	23,212,612
		28,161,604

Automotive (3.3%)
Nissan Motor Co., Ltd. (Japan)	1,899,800	18,222,391
Suzuki Motor Corp. (Japan)	1,701,500	42,838,155
		61,060,546

Banking (9.0%)
Allied Irish Banks PLC (Ireland)	780,866	17,404,742
Bank of America Corp. (SEG)	988,000	43,817,800
Bank of Ireland PLC (Ireland)	500,729	7,375,290
Barclays PLC (United Kingdom)	1,192,537	11,250,029
Credit Agricole SA (France)	677,978	20,892,943
DBS Group Holdings, Ltd. (Singapore)	2,183,000	27,355,228
Fortis (Belgium)	200,362	4,512,642
KBC Groupe SA (Belgium)	131,459	16,772,736
Royal Bank of Scotland Group PLC (United Kingdom)	2,035,647	15,561,238
		164,942,648

Basic Materials (2.0%)
Antofagasta PLC (United Kingdom)	1,891,512	24,842,900
Sumitomo Metal Mining Co., Ltd. (Japan)	709,000	11,914,985
		36,757,885

Beverage (0.7%)
PepsiCo, Inc.	189,200	12,901,548

Chemicals (0.6%)
Terra Industries, Inc. (NON) (S)	224,400	10,113,708

Communications Equipment (3.2%)
Nokia OYJ (Finland)	1,572,450	57,865,968

Computers (2.0%)
Seagate Technology (Cayman Islands)	1,790,200	36,287,354

Conglomerates (1.2%)
Mitsubishi Corp. (Japan)	638,700	16,730,872
Vivendi SA (France)	130,998	5,274,728
		22,005,600

Consumer (1.3%)
Matsushita Electric Industrial Co., Ltd. (Japan)	1,105,000	23,603,183

Consumer Goods (2.2%)
Reckitt Benckiser PLC (United Kingdom)	782,587	40,991,193

Consumer Services (0.6%)
Ashtead Group PLC (United Kingdom)	6,646,326	10,537,229

Electronics (1.9%)
NVIDIA Corp. (NON)	1,375,600	33,826,004

Energy (2.9%)
National-Oilwell Varco, Inc. (NON) (S)	415,900	25,049,657
Petroleum Geo-Services ASA (Norway)	1,270,700	27,419,508
		52,469,165

Financial (1.5%)
JPMorgan Chase & Co.	111,500	5,301,825
Korea Investment Holdings Co., Ltd. (South Korea)	210,660	11,175,748
Man Group PLC (United Kingdom)	928,908	10,217,419
		26,694,992

Food (0.3%)
Delhaize Group (Belgium)	72,602	5,561,656

Health Care Services (3.5%)
UnitedHealth Group, Inc.	242,600	12,333,784
WellPoint, Inc. (NON)	672,000	52,550,400
		64,884,184

Insurance (6.0%)
Allianz SE (Germany)	213,302	38,437,739
Swiss Re (Switzerland)	580,459	43,445,009

Zurich Financial Services AG (Switzerland)	100,880	28,718,590
		110,601,338

Investment Banking/Brokerage (3.0%)
Credit Suisse Group (Switzerland)	560,311	31,725,624
Goldman Sachs Group, Inc. (The)	117,000	23,490,090
		55,215,714

Manufacturing (1.1%)
Hyundai Heavy Industries Co., Ltd. (South Korea)	11,830	4,019,947
Hyundai Mipo Dockyard (South Korea)	47,706	9,156,305
NSK, Ltd. (Japan)	843,000	7,344,849
		20,521,101

Media (3.0%)
Viacom, Inc. Class B (NON)	1,397,200	54,155,472

Metals (6.5%)
Boliden AB (Sweden)	743,100	6,694,121
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	105,800	9,419,374
Minara Resources, Ltd. (Australia)	525,901	2,381,104
MMC Norilsk Nickel ADR (Russia)	75,450	18,425,344
Salzgitter AG (Germany)	231,612	36,540,269
Teck Cominco, Ltd. Class B (Canada)	582,100	19,009,004
voestalpine AG (Austria)	435,109	26,835,339
		119,304,555

Natural Gas Utilities (0.8%)
Energen Corp.	227,300	14,297,170

Office Equipment & Supplies (1.7%)
Canon, Inc. (Japan)	708,100	30,543,851

Oil & Gas (9.9%)
Addax Petroleum Corp. (Switzerland)	189,562	7,634,979
Exxon Mobil Corp.	546,756	47,239,718
Inpex Holdings, Inc. (Japan)	3,634	34,023,924
Marathon Oil Corp.	519,100	24,319,835
Royal Dutch Shell PLC Class A (Netherlands)	627,581	22,452,850
Suncor Energy, Inc. (Canada)	182,800	17,190,994
Valero Energy Corp.	492,460	29,148,707
		182,011,007

Pharmaceuticals (9.1%)
Eli Lilly Co.	338,300	17,429,216
Johnson & Johnson	1,119,300	70,806,918
Pfizer, Inc.	2,675,500	62,579,945
Roche Holding AG (Switzerland)	87,265	15,795,957
		166,612,036

Power Producers (1.3%)
Mirant Corp. (NON) (S)	634,200	23,363,928

Regional Bells (2.1%)
Verizon Communications, Inc.	985,300	38,269,052

Retail (1.1%)
Hennes & Mauritz AB Class B (Sweden)	379,900	20,608,793

Shipping (2.2%)
Mitsui O.S.K. Lines, Ltd. (Japan)	2,812,000	34,277,803
Pacific Basin Shipping, Ltd. (Hong Kong)	4,451,000	6,300,244
		40,578,047

Software (5.1%)
Adobe Systems, Inc. (NON)	1,465,200	51,179,436
Oracle Corp. (NON) (S)	2,060,400	42,341,220
		93,520,656

Telecommunications (1.7%)
Embarq Corp.	578,195	26,192,234
Sprint Nextel Corp.	488,600	5,144,958
		31,337,192

Tobacco (3.9%)
Altria Group, Inc.	205,300	15,565,846
Loews Corp. - Carolina Group	684,200	56,193,346
		71,759,192

Trucks & Parts (0.5%)
Toyota Boshoku Corp. (Japan)	274,000	8,307,544

Total common stocks (cost $1,890,525,348)		$1,828,714,147

SHORT-TERM INVESTMENTS (5.0%)(a)
	Principal
	amount/shares	Value

Putnam Prime Money Market Fund (e)	24,234,852	$24,234,852
Short-term investments held as collateral for loaned
securities with yields ranging from 2.60% to 5.25% and
due dates ranging from February 1, 2008 to
March 24, 2008 (d)	$67,301,045	67,204,000

Total short-term investments (cost $91,438,852)		$91,438,852

TOTAL INVESTMENTS

Total investments (cost $1,981,964,200) (b)		$1,920,152,999

FORWARD CURRENCY CONTRACTS TO BUY at 1/31/08 (aggregate face value $469,415,608) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$135,913,776	$134,002,997	4/16/08	$1,910,779
British Pound	118,965,761	118,801,590	3/19/08	164,171
Canadian Dollar	5,797,988	5,828,634	4/16/08	(30,646)
Euro	101,019,261	99,957,497	3/19/08	1,061,764
Japanese Yen	64,043,093	63,168,513	2/20/08	874,580
Norwegian Krone	32,764,625	32,455,899	3/19/08	308,726
Swedish Krona	5,311,328	5,357,571	3/19/08	(46,243)
Swiss Franc	10,061,450	9,842,907	3/19/08	218,543

Total				$4,461,674

FORWARD CURRENCY CONTRACTS TO SELL at 1/31/08 (aggregate face value $374,839,753) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$11,903,488	$11,648,389	4/16/08	$(255,099)
British Pound	51,795	51,015	3/19/08	(780)
Canadian Dollar	3,415,982	3,421,614	4/16/08	5,632
Danish Krone	32,838	32,325	3/19/08	(513)
Euro	89,167,416	88,321,652	3/19/08	(845,764)
Japanese Yen	178,802,668	169,733,934	2/20/08	(9,068,734)
Norwegian Krone	6,966,629	6,995,909	3/19/08	29,280
Swedish Krona	21,659,208	21,489,839	3/19/08	(169,369)
Swiss Franc	75,183,322	73,145,076	3/19/08	(2,038,246)

Total				$(12,343,593)

FUTURES CONTRACTS OUTSTANDING at 1/31/08 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Dow Jones Euro Stoxx 50 Index (Long)	32	$1,818,442	Mar-08	$(250,989)
New Financial Times Stock Exchange 100 Index (Long)	17	1,986,974	Mar-08	(150,156)
S&P 500 Index (Long)	1	344,900	Mar-08	6,471
Tokyo Price Index (Long)	16	2,023,870	Mar-08	(324,413)

Total				$(719,087)

NOTES

(a) Percentages indicated are based on net assets of $1,831,327,205.

(b) The aggregate identified cost on a tax basis is $1,982,067,194, resulting in gross unrealized appreciation and depreciation of $114,706,076 and $176,620,271, respectively, or net unrealized depreciation of $61,914,195.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2008.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At January 31, 2008, the value of securities loaned amounted to $65,239,705. The fund received cash collateral of $67,204,000 which is pooled with collateral of other Putnam funds into 51 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $326,279 for the period ended January 31, 2008. During the period ended January 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $155,377,619 and $137,489,560, respectively.

(S) Securities on loan, in part or in entirety, at January 31, 2008.

At January 31, 2008, liquid assets totaling $7,881,229 have been designated as collateral for open forward contracts.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at January 31, 2008: (as a percentage of Portfolio Value)

Austria	1.5%
Belgium	1.5
Canada	2.0
Cayman Islands	2.0
Finland	3.1
France	1.7
Germany	4.0
Ireland	1.3
Japan	12.3
Netherlands	1.2
Norway	1.5
Russia	1.0
Singapore	2.7
South Korea	1.3
Sweden	1.5
Switzerland	6.9
United Kingdom	6.1
United States	48.0
Other	0.4

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At January 31, 2008, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Equity Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: March 31, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2008